Deposits and obligations - Summary of time deposits classified by maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 13,053,033	S/ 11,074,316
Up to 1 month [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	4,698,615	3,779,198
From 1 to 3 months [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	2,171,194	2,219,826
From 3 months to 1 year [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	5,235,906	4,176,935
From 1 to 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	812,719	783,575
Over 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 134,599	S/ 114,782